Cover	Apr. 12, 2023
Cover [Abstract]
Entity Registrant Name	MakingOrg, Inc.
Entity Central Index Key	0001569083
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 12, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	39-2079723
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55260
Entity Address Address Line 1	618 Brea Canyon Rd. Ste A
Entity Address City Or Town	Walnut
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91789
City Area Code	213
Local Phone Number	805-5799